Related Parties And Parties-In-Interest	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties And Parties-In-Interest
NOTE 7 — RELATED PARTIES AND
PARTIES-IN-INTEREST
Empower acts as the sole trustee over the Plan’s assets. All investment and trustee activities are monitored by the Administration Committee and the Benefits Investment Committee of BFC.